Redeemable noncontrolling interests (Details) - CNY (¥) ¥ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Apr. 30, 2018	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2019
Capital contribution from redeemable noncontrolling interests			¥ 30,000	¥ 90,000
Repurchase of redeemable noncontrolling interests					¥ 10,000	¥ 37,733
Noncontrolling Shareholders [Member]
Capital contribution from redeemable noncontrolling interests		¥ 37,733
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			10.00%	30.00%
Ownership interest repurchased (as a percent)		10.00%
Repurchase of redeemable noncontrolling interests	¥ 10,000